MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Marketable Securities [Line Items]
Cost or amortized cost	$ 375,829	$ 384,320
Level 2 Securities [Member]
Marketable Securities [Line Items]
Fair Value	373,647	374,589
Cost or amortized cost	375,829	384,320
Gross unrealized holding loss	(2,353)	(9,745)
Gross unrealized holding gains	171	14
Level 2 Securities [Member] | Government bonds [Member]
Marketable Securities [Line Items]
Fair Value	353,414	339,684
Cost or amortized cost	355,382	348,687
Gross unrealized holding loss	(2,139)	(9,003)
Gross unrealized holding gains	171	0
Level 2 Securities [Member] | Municipal bonds [Member]
Marketable Securities [Line Items]
Fair Value	2,319	2,551
Cost or amortized cost	2,363	2,674
Gross unrealized holding loss	(44)	(123)
Gross unrealized holding gains	0	0
Level 2 Securities [Member] | Corporate debt securities [Member]
Marketable Securities [Line Items]
Fair Value	13,234	21,252
Cost or amortized cost	13,404	21,850
Gross unrealized holding loss	(170)	(612)
Gross unrealized holding gains	0	14
Level 2 Securities [Member] | Commercial Paper [Member]
Marketable Securities [Line Items]
Fair Value		4,195
Cost or amortized cost		4,195
Gross unrealized holding loss		0
Gross unrealized holding gains		0
Level 2 Securities [Member] | Certificates of deposit [Member]
Marketable Securities [Line Items]
Fair Value	4,680	6,907
Cost or amortized cost	4,680	6,914
Gross unrealized holding loss	0	(7)
Gross unrealized holding gains	$ 0	$ 0